FINANCIAL RISK MANAGEMENT - Schedule of operating forward derivative instruments (Detail) - Fair value [member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net position in GBP and USD [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ (404)	R$ (7,670)
Forward contracts [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	655
Derivative instruments		(3,422)
Derivative [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ 251
Derivative instruments		R$ (11,092)